                                                                      File Nos. 2-68671

                                                                                                                                                                          811-3081

                                                       SECURITIES AND EXCHANGE COMMISSION

                                                                          Washington, D.C. 20549

                                                                                  FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                      [X]

            Pre‑Effective Amendment No.                                                                                                            [  ]

            Post‑Effective Amendment No. 49                                                                                          [X]

                                                                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                [X]

            Amendment No. 49                                                                                                                 [X]

                                                                  (Check appropriate box or boxes.)

                                                            DREYFUS APPRECIATION FUND, INC.

                                                     (Exact Name of Registrant as Specified in Charter)

                        c/o The Dreyfus Corporation

                        200 Park Avenue, New York, New York                    10166

                        (Address of Principal Executive Offices)                    (Zip Code)

            Registrant's Telephone Number, including Area Code: (212) 922-6000

                                                                         Janette E. Farragher, Esq.

                                                                               200 Park Avenue

                                                                      New York, New York 10166

                                                            (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

            X         immediately upon filing pursuant to paragraph (b)

            ----

                        on    (date)       pursuant to paragraph (b)

            ----

                        60 days after filing pursuant to paragraph (a)(i)

            ----

                        on     (date)      pursuant to paragraph (a)(i)

            ----

                        75 days after filing pursuant to paragraph (a)(ii)

            ----

                        on     (date)      pursuant to paragraph (a)(ii) of Rule 485

            ----

If appropriate, check the following box:

                        this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

            ----

SIGNATURES

__________

                Pursuant to the requirements of the Securities Act of 1933 and to the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 7th day of May, 2012.

DREYFUS APPRECIATION FUND, INC.

BY:      /s/ Bradley J. Skapyak*

               BRADLEY J. SKAPYAK, PRESIDENT

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures                            Title                                      Date

__________________________           ______________________________             __________

/s/ Bradley J. Skapyak *             President                                  05/07/12

____________________________         (Principal Executive Officer)

Bradley J. Skapyak

/s/James Windels *                   Treasurer                                  05/02/12

____________________________         (Principal Financial and Accounting

James Windels                        Officer)

/s/Joseph S. DiMartino*              Chairman of the Board                      05/07/12

____________________________         of Directors

Joseph S. DiMartino

/s/Clifford L. Alexander, Jr.*       Director                                   05/07/12

____________________________

Clifford L. Alexander, Jr.

/s/ David W. Burke*                  Director                                   05/07/12

____________________________

David W. Burke

/s/Peggy C. Davis*                    Director                                   05/07/12

____________________________

Peggy C. Davis

/s/Diane Dunst*                      Director                                   05/07/12

____________________________

Diane Dunst

/s/ Ernest Kafka*                    Director                                   05/07/12

____________________________

Ernest Kafka

/s/ Nathan Leventhal*                Director                                   05/07/12

_____________________________

Nathan Leventhal

*BY:  /s/ Janette E. Farragher

      Janette E. Farragher,

      Attorney-in-Fact

DREYFUS APPRECIATION FUND, INC.

                                                                           INDEX OF EXHIBITS

EX-101.SCH – Taxonomy
EX-101.INS – Instance Document
EX-101.CAL – Calculation Linkbase
EX-101.PRE – Presentation Linkbase
EX-101.DEF – Definition Linkbase
EX-101.LAB – Label Linkbase